Income Taxes and Accounting for Uncertainty in Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes and Accounting for Uncertainty in Income Taxes
Net operating loss carryforwards					$ 0
Net operating loss carryforwards
Cash paid for income taxes to DISH Network			322,632,000	274,894,000	433,120,000	272,599,000	384,462,000
Current (provision) benefit:
Federal					(361,662,000)	(127,291,000)	(277,920,000)
State					(13,272,000)	10,673,000	(36,408,000)
Foreign					(13,316,000)
Total current (provision) benefit					(388,250,000)	(116,618,000)	(314,328,000)
Deferred (provision) benefit:
Federal					(65,955,000)	(126,561,000)	(553,393,000)
State					(5,450,000)	(42,747,000)	(35,887,000)
Decrease (increase) in valuation allowance							6,761,000
Total deferred (provision) benefit			87,889,000	(62,826,000)	(71,405,000)	(169,308,000)	(582,519,000)
Total benefit (provision)	(62,109,000)	(97,151,000)	(287,523,000)	(346,228,000)	(459,655,000)	(285,926,000)	(896,847,000)
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)					(35.00%)	(35.00%)	(35.00%)
State income taxes, net of Federal benefit (as a percent)					(1.00%)	(2.70%)	(2.00%)
Other (as a percent)					0.20%	0.60%	(0.30%)
Decrease (increase) in valuation allowance (as a percent)							0.30%
Total benefit (provision) for income taxes (as a percent)					(35.80%)	(37.10%)	(37.00%)
Deferred tax assets:
NOL, credit and other carryforwards					10,645,000	9,565,000
Accrued expenses					48,416,000	75,996,000
Stock-based compensation					23,006,000	26,351,000
Deferred revenue					54,331,000	67,023,000
Total deferred tax assets					136,398,000	178,935,000
Valuation allowance					(7,469,000)	(7,656,000)
Deferred tax asset after valuation allowance					128,929,000	171,279,000
Deferred tax liabilities:
Depreciation and amortization					(1,272,014,000)	(1,234,003,000)
Unrealized gains on investments					(2,204,000)	(773,000)
Other liabilities					(36,629,000)	(29,130,000)
Total deferred tax liabilities					(1,310,847,000)	(1,263,906,000)
Net deferred tax asset (liability)					(1,181,918,000)	(1,092,627,000)
Current portion of net deferred tax asset					65,457,000	91,722,000
Noncurrent portion of net deferred tax asset (liability)					(1,247,375,000)	(1,184,349,000)
Reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities
Balance as of beginning of period			145,884,000	185,669,000	185,669,000	190,935,000	170,226,000
Additions based on tax positions related to the current year					9,533,000	5,949,000	9,836,000
Reductions based on tax positions related to the current years							(1,170,000)
Additions based on tax positions related to prior years					66,307,000	1,581,000	16,610,000
Reductions based on tax positions related to prior years						(3,461,000)
Reductions based on tax positions related to settlements with taxing authorities					(103,311,000)		(1,185,000)
Reductions based on tax positions related to the lapse of the statute of limitations					(12,314,000)	(9,335,000)	(3,382,000)
Balance as of end of period					145,884,000	185,669,000	190,935,000
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate					146,000,000
Interest and penalty (benefit) expense					8,000,000	6,000,000	(1,000,000)
Accrued interest and penalties					13,000,000	15,000,000
State
Net operating loss carryforwards
NOL benefit for state income tax purposes					5,000,000
Tax benefits related to credit carryforwards					$ 11,000,000